Stock Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
NOTE P—STOCK BASED COMPENSATION
On May 12, 2020, United’s shareholders approved the 2020 Long-Term Incentive Plan (“2020 LTI Plan”). The 2020 LTI Plan became effective May 13, 2020. An award granted under the 2020 LTI Plan may consist of any non-qualified
stock options or incentive stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units, performance units or other-stock-based award. These awards all relate to the common stock of United. The maximum number of shares of United common stock which may be issued under the 2020 LTI Plan is 2,300,000. The 2020 LTI Plan will be administered by a board committee appointed by United’s Board of Directors (the “Board”). Unless otherwise determined by the Board, the Compensation Committee of the Board (the “Committee”) shall administer the 2020 LTI Plan. The maximum number of options and stock appreciation rights, in the aggregate, which may be awarded to any individual key employee during any calendar year is 100,000. The maximum number of options and stock appreciation rights, in the aggregate, which may be awarded to any non-employee
director during any calendar year is 10,000 or, if such Award is payable in cash, the Fair Market Value equivalent thereof. The maximum number of shares of restricted stock or shares subject to a restricted stock units award that may be granted during any calendar year is 225,000 shares to any individual key employee and 10,000 shares to any individual non-employee
director. Subject to certain change in control provisions, the 2020 LTI Plan provides that all awards of will vest as the Committee determines in the award agreement, provided that no awards will vest sooner than 1/3 per year over the first three
anniversaries of the award. United adopted a clawback policy that applies to named executive officers and other executive officers and permits the Committee to cancel certain awards and to recoup gains realized from previous awards should United be required to prepare an accounting restatement due to materially inaccurate performance metrics. A Form
S-8
was filed on May 29, 2020 with the Securities and Exchange Commission to register all the shares which were available for the 2020 LTI Plan. The 2020 LTI Plan replaces the 2016 LTI Plan.
During the year of 2023, a total of 150,732 shares of restricted stock and 177,368 of restricted stock units were granted under the 2020 LTI Plan. No non-qualified
stock options were granted under the 2020 LTI Plan during the year of 2023. Compensation expense of $12,463,000, $9,881,000, and $8,018,000 related to all share-based grants and awards under United’s Long-Term Incentive Plans was incurred for the years 2023, 2022 and 2021, respectively. Compensation expense was included in employee compensation in the Consolidated Statements of Income.
Stock Options
United currently has options outstanding from various option plans other than the 2020 LTI Plan (the “Prior Plans”); however, no common shares of United stock are available for grants under the Prior Plans as these plans have expired. Awards outstanding under the Prior Plans will remain in effect in accordance with their respective terms. The maximum term for options granted under the plans is ten (10) years.

A summary of activity under the United’s stock option plans as of December 31, 2023, and the changes during the year of 2023 are presented below:

	Year ended December 31, 2023
			Weighted Average
(Dollars in thousands, except per share amounts)	Shares	Aggregate Intrinsic Value	Remaining Contractual Term (Yrs.)	Exercise Price
Outstanding at January 1, 2023	1,501,212			$34.64
Exercised	(75,361)			26.88
Forfeited or expired	(88,469)			28.74

Outstanding at December 31, 2023	1,337,382	$4,785	3.8	$35.47

Exercisable at December 31, 2023	1,280,856	$4,500	3.7	$35.60

The following table summarizes the status of United’s nonvested awards for the year ended December 31, 2023:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested at January 1, 2023	170,892	$6.16
Vested	(114,053)	6.41
Forfeited or expired	(313)	5.65

Nonvested at December 31, 2023	56,526	$5.65

As of December 31, 2023, the total unrecognized compensation cost related to nonvested option awards was $52,000 with a weighted-average expense recognition period of 0.2 years. The total fair value of awards vested during the year ended December 31, 2023, was $731,000.
Cash received from options exercised under the Plans for the years ended December 31, 2023, 2022 and 2021 was $1,750,
000,
$10,295,
000,
and $5,206,
000,
respectively. During 2023 and 2022, 75,361 and 484,682 shares, respectively, were issued in connection with stock option exercises. All shares issued in connection with stock option exercises for 2023 and 2022 were issued from authorized and unissued stock. No options were granted in 2023 and 2022. The weighted-average grant-date fair value of options granted in the year of 2021 was $5.83. The total intrinsic value of options exercised under the Plans during the years ended December 31, 2023, 2022, and 2021 was $947,000, $6,325,000, and $2,337,000, respectively.
ASC Topic 230, “Statement of Cash Flows,” requires the benefits of tax deductions in excess of recognized compensation cost to be reported as an operating cash flow. This requirement reduces net operating cash flows. While the company cannot estimate what those amounts will be in the future (because they depend on, among other things, the date employees exercise stock options), United recognized cash flows used in operating activities of $128,
000,
$1,040,
000
, and $303
,000
from excess tax benefits related to share-based compensation arrangements for the year of 2023, 2022 and 2021, respectively.
Restricted Stock
Under the 2020 LTI Plan, United may award restricted common shares to key employees and non-employee
directors. Restricted shares granted to participants will vest no sooner than 1/3 per year over the first three anniversaries of the award. Unless determined by the Committee or the Board and provided in the award agreement, recipients of restricted shares do not pay any consideration to United for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested. Presently, these nonvested participating securities have an immaterial impact on diluted earnings per share. As of December 31, 2023, the total unrecognized compensation cost related to nonvested restricted stock awards was $6,606,000 with a weighted-average expense recognition period of 0.7 years.
The following summarizes the changes to United’s restricted common shares for the year ended December 31, 2023:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2023	373,220	$35.43
Granted	150,732	40.98
Vested	(181,725)	35.63
Forfeited	(8,295)	38.53

Outstanding at December 31, 2023	333,932	$37.75

Restricted Stock Units
Under the 2020 LTI Plan, United may grant restricted stock units (“RSUs”) to key employees. These awards help align the interests of these employees with the interests of the shareholders of United by providing economic value directly related to the performance of the Company. These RSU grants could be time-vested RSUs, performance-vested RSUs, or a combination of both. Currently, time-vested RSUs vest ratably over three years from the date of grant. Performance-vested RSUs cliff-vest after assessment of the Company’s performance over a period of three years. The number of performance-vested RSUs that vest is determined by two metrics measured relative to peers: Return on Average Tangible Common Equity (“ROATCE”) and Total Shareholder Return (“TSR”). Based on ASC Topic 718, the ROATCE comparison is considered a performance condition while the TSR comparison is considered a market condition. There will be no payout of the performance-vested awards if the threshold performance is not achieved. United communicates the specific threshold, target, and maximum performance-vested RSU awards and performance targets to the applicable key employees at the beginning of a performance period. Dividends are accrued but not paid in respect to the awards until the RSUs vest. The holder does not have the right to vote the shares during the time and performance periods. The value of the time-vested RSUs and the performance-vested, based on the performance condition, RSUs awarded is established as the fair market value of the stock at the time of the grant. The value of the performance-vested, based on the market condition, RSUs awarded is estimated through the use of a Monte Carlo valuation model as of the grant date. The Company recognizes expense on the RSUs in accordance with ASC Topic 718.
The following table summarizes the status of United’s nonvested RSUs during the year ended December 31, 2023:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested at January 1, 2023	266,159	$35.45
Granted	177,368	40.40
Vested	(37,912)	36.64
Forfeited or expired	(42,113)	37.19

Nonvested at December 31, 2023	363,502	$37.53

As of December 31, 2023, the total unrecognized compensation cost related to nonvested restricted stock units was $6,876,000 with a weighted-average expense recognition period of 1.1 years.